Income Taxes - Deferred Tax Rollforward (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	$ 602.3	$ (357.8)
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	21.3	(26.6)
(Charged) / credited to earnings	938.8	(102.1)
Net deferred income tax liabilities at the end of the period	(357.8)	(229.1)
Deferred income tax assets:
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	1,269.3	1,076.7
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	21.3	(26.6)
(Charged) / credited to earnings	171.3	54.1
Net deferred income tax liabilities at the end of the period	1,076.7	1,049.2
Decommissioning liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	329.6	361.3
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	0.0	0.0
(Charged) / credited to earnings	(31.7)	(0.5)
Net deferred income tax liabilities at the end of the period	361.3	361.8
Income tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	918.1	649.5
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	0.0	0.0
(Charged) / credited to earnings	268.6	17.1
Net deferred income tax liabilities at the end of the period	649.5	632.4
Debt financing costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	0.0	0.0
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	0.0	0.0
(Charged) / credited to earnings	0.0	(4.8)
Net deferred income tax liabilities at the end of the period	0.0	4.8
Share issue costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	5.3	10.2
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	0.0	(0.1)
(Charged) / credited to earnings	(4.9)	(5.2)
Net deferred income tax liabilities at the end of the period	10.2	15.3
Risk management contracts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	0.0	33.5
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	0.0	0.0
(Charged) / credited to earnings	(33.5)	15.2
Net deferred income tax liabilities at the end of the period	33.5	18.3
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	16.3	22.2
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	(21.3)	26.7
(Charged) / credited to earnings	(27.2)	32.3
Net deferred income tax liabilities at the end of the period	22.2	16.6
Deferred income tax liabilities:
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	(667.0)	(1,434.5)
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	0.0	0.0
(Charged) / credited to earnings	767.5	(156.2)
Net deferred income tax liabilities at the end of the period	(1,434.5)	(1,278.3)
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	(633.9)	(1,417.5)
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	0.0	0.0
(Charged) / credited to earnings	783.6	(130.8)
Net deferred income tax liabilities at the end of the period	(1,417.5)	(1,286.7)
Risk management contracts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	(33.1)	(17.0)
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	0.0	0.0
(Charged) / credited to earnings	(16.1)	(25.4)
Net deferred income tax liabilities at the end of the period	$ (17.0)	$ 8.4